Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Reserves Warrants [Member]	Reserves Share Options [Member]	Reserves Rsu [Member]	Total Reserves [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Feb. 28, 2021	$ 69,239,559		$ 4,176,908		$ 4,176,908	$ (57,779,620)		$ 15,636,847
Balance at beginning, Shares at Feb. 28, 2021	125,520,736
IfrsStatementLineItems [Line Items]
Units issued for acquisition	$ 79,222,071	24,608,788			24,608,788			103,830,859
Units issued for acquisition, Shares	37,025,183
Plateau warrants assumed		3,869,201			3,869,201			3,869,201
Replacement of options issued			1,644,993		1,644,993			1,644,993
Finders' shares issued for acquisition	$ 1,865,947							1,865,947
Finders' shares issued for acquisition, Shares	867,882
Share and warrants issued for exploration and evaluation assets	$ 13,500,000							13,500,000
Share and warrants issued for exploration and evaluation assets, Shares	6,500,000
Private placement	$ 50,038,700							50,038,700
Private placement, Shares	20,726,750
Share issue costs	$ (3,242,398)	378,704			378,704			(2,863,694)
Share-based compensation			12,116,607	172,093	12,288,700			12,288,700
Stock options exercised	$ 6,569,684		(2,758,727)		(2,758,727)			3,810,957
Stock options exercised, Shares	3,405,098
Stock options cancelled			(8,742)		(8,742)	8,742
Warrants exercised	$ 13,399,764	(2,522,956)			(2,522,956)			10,876,808
Warrants exercised, Shares	10,234,460
Warrants expired		(35,533)			(35,533)	35,533
Loss for the year						(23,546,760)		(23,546,760)
Foreign currency translation adjustment							(151,115)	(151,115)
Ending balance, value at Feb. 28, 2022	$ 230,593,327	26,298,204	15,171,039	172,093	41,641,336	(81,282,105)	(151,115)	190,801,443
Balance at ending, Shares at Feb. 28, 2022	204,280,109
IfrsStatementLineItems [Line Items]
Share issued for exploration and evaluation assets	$ 10,084,000							10,084,000
Share issued for exploration and evaluation assets, Shares	3,400,000
Units issued for acquisition
Plateau warrants assumed
Finders' shares issued for acquisition
Share-based compensation			6,716,937	5,846,246	12,563,183			12,563,183
Stock options exercised	$ 7,716,150		(3,132,758)		(3,132,758)			4,583,392
Stock options exercised, Shares	3,442,589
Stock options cancelled			(1,157,471)		(1,157,471)	1,157,471
Warrants exercised	$ 13,518,001	(4,174,948)			(4,174,948)			9,343,053
Warrants exercised, Shares	2,966,282
Loss for the year						(35,666,542)		(35,666,542)
Foreign currency translation adjustment							681,538	681,538
Ending balance, value at Feb. 28, 2023	$ 261,911,478	$ 22,123,256	$ 17,597,747	$ 6,018,339	$ 45,739,342	$ (115,791,176)	$ 530,423	$ 192,390,067
Balance at ending, Shares at Feb. 28, 2023	214,088,980